STOCK OPTIONS AND WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK OPTIONS AND WARRANTS
NOTE 5. STOCK OPTIONS

A summary of the status of stock options at March 31, 2016, and the changes during the three months then ended, is presented in the following table:

			Weighted
		Weighted	Average	Aggregate
	Shares	Average	Remaining	Intrinsic
	Under	Exercise	Contractual	Value
	Option	Price	Life	(in thousands)
Outstanding at January 1, 2016	2,693,237	$8.12	8.02	$2,347
Granted	986,422	5.02	9.9
Exercised	-	-	-	-
Expired/Forfeited	(312,530)	8.01	-	-
Outstanding at March 31, 2016	3,367,129	$7.15	8.87	$185
Exercisable at March 31, 2016	1,151,221	$8.26	7.82	$24

During the three months ended March 31, 2016, the Company granted options to purchase 986,422 shares of common stock to new employees and directors of the Company. The stock options generally vest between one and three years. The fair value of these options was determined to be $4.8 million using the Black-Scholes option pricing model based on the following assumptions: (i) volatility rate of 194%, (ii) discount rate of 1.78%, (iii) zero expected dividend yield, and (iv) expected life of 6 years.

During the period ended March 31, 2016 and 2015, the Company recorded compensation costs of $1.5 million and $1.0 million, respectively, relating to the vesting of stock options. As of March 31, 2016, the aggregate value of unvested options was $12.8 million, which will continue to be amortized as compensation cost as the options vest over terms ranging from nine months to three years, as applicable.

NOTE 6. STOCK OPTIONS AND WARRANTS

Stock Options

A summary of the status of stock options at December 31, 2015, and the changes during the year ended, is presented in the following table:

	Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2013	93,750	$109.00	8.5	$217
Granted	225,000	104.00
Exercised	-
Expired/Forfeited	(40,000)	92.00
Outstanding at December 31, 2013	278,750	23.10	9.1	1,176
Granted	1,604,127	6.58
Exercised	-	-
Expired/Forfeited	(25,000)	125.00
Outstanding at December 31, 2014	1,857,877	7.31	8.5	2,874
Granted	1,171,984	8.12
Exercised	(42,387)	-
Expired/Forfeited	(294,237)	2.88
Outstanding at December 31, 2015	2,693,237	$8.12	8.02	$2,347
Exercisable at December 31, 2015	1,099,043	$8.38	6.93	$1,487

During the year ended December 31, 2015, the Company granted options to purchase 1,171,984 shares of common stock to employees and directors of the Company. The stock options generally vest between one and three years. The fair value of these options was determined to be $10.1 million using the Black-Scholes option pricing model based on the following assumptions: (i) volatility rate ranging from 207% to 218%, (ii) discount rate of 1.57%, (iii) zero expected dividend yield, and (iv)expected life of 6 years.

During the years ended December 31, 2015, 2014, and 2013, the Company recorded compensation costs of $6.7 million, $2.6 million, and $0.7 million, respectively, relating to the vesting of stock options. As of December 31, 2015, the aggregate value of unvested options was $11.1 million, which will continue to be amortized as compensation cost as the options vest over terms ranging from nine months to three years, as applicable.

On September 19, 2014, the Company’s Board of Directors adopted the Lion Biotechnologies, Inc. 2014 Equity Incentive Plan (the “2014 Plan”). The 2014 Plan was approved by our stockholders at the annual meeting of stockholders held in November 2014. The 2014 Plan as approved by the stockholders authorized the issuance up to an aggregate of 2,350,000 shares of common stock. On April 10, 2015 the Board amended the 2014 Plan to increase the total number of shares that can be issued under the 2014 Plan by 1,650,000 from 2,350,000 shares to 4,000,000 shares. The increase in shares available for issuance under the 2014 Plan was approved by stockholders on June 12, 2015.

Warrants

A summary of the status of stock warrants at December 31, 2015, and the changes during the year then ended, is presented in the following table:

			Weighted
		Weighted	Average	Aggregate
	Shares	Average	Remaining	Intrinsic
	Under	Exercise	Contractual	Value
	Warrants	Price	Life	(in thousands)
Outstanding at January 1, 2013	108,734	$123.00	3.5	$-
Issued	12,387,156	2.50
Exercised	-	-
Expired	(122,734)
Outstanding at December 31,2013	12,373,156	2.51	4.1	$31,056
Issued	-
Exercised	(1,288,730)	2.50
Expired	-
Outstanding at December 31, 2014	11,084,426	2.51	3.9	59,518
Issued	-	-
Exercised	(3,882,210)	2.50
Expired	-	-
Outstanding and exercisable at December 31, 2015	7,202,216	$2.51	3.3	$37,596

During the year ended December 31, 2015, the Company received $9.7 million in cash from the exercise of 3,882,210 warrants for the purchase of an equal number of shares of its common stock.